Derivative Liabilities (Details) - Schedule of number of investor warrants outstanding weighted average exercise price - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of number of investor warrants outstanding weighted average exercise price [Abstract]
Number of Outstanding, Beginning	54,337,944	70,507,301
Weighted Average Exercise Price, Beginning	$ 0.71	$ 0.69
Number Granted	120,891,157	3,996,864
Weighted Average Exercise Price Granted	$ 0.20	$ 0.36
Number Expired		(20,166,221)
Weighted Average Exercise Price Expired		$ 0.82	$ 0.08
Number of Outstanding, Ending	175,229,101	54,337,944	70,507,301
Weighted Average Exercise Price, Ending	$ 0.67	$ 0.71	$ 0.69
Number of Exercisable	175,229,101	54,337,944
Weighted Average Exercise Price Exercisable	$ 0.67	$ 0.71